PROVISIONS - Schedule of provisions (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
PROVISIONS
Balance at beginning	$ 35.4
Changes in other provisions [abstract]
Translation differences	(0.2)
Provisions made during the period	17.1
Provisions used during the period	(18.1)
Provisions reversed during the period	(0.6)
Balance at ending	33.6
Long-term provisions	5.6
Current provisions	28.0
Total	33.6
Product warranty
PROVISIONS
Balance at beginning	24.2
Changes in other provisions [abstract]
Translation differences	0.3
Provisions made during the period	6.3
Provisions used during the period	(6.1)
Provisions reversed during the period	(0.6)
Balance at ending	24.1
Restructuring
PROVISIONS
Balance at beginning	2.2
Changes in other provisions [abstract]
Translation differences	0.1
Provisions made during the period	10.4
Provisions used during the period	(11.6)
Provisions reversed during the period	0.0
Balance at ending	1.1
Other
PROVISIONS
Balance at beginning	9.0
Changes in other provisions [abstract]
Translation differences	(0.6)
Provisions made during the period	0.4
Provisions used during the period	(0.4)
Provisions reversed during the period	0.0
Balance at ending	$ 8.4